Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property and Equipment
Schedule of property and equipment

	June 30, 2015	December 31, 2014
	(in thousands)
Oil and gas properties, on the basis of full-cost accounting:
Proved properties	$3,527,182	$3,398,146
Unevaluated properties	31,778	44,535
Other property and equipment	14,734	13,454
Less accumulated depreciation, depletion, amortization and impairment	(2,119,458)	(1,333,019)

Net property and equipment	$1,454,236	$2,123,116

        The Company's property and equipment as of December 31, 2014 and 2013 was as follows (in thousands):

	December 31, 2014	December 31, 2013
	(in thousands)
Oil and gas properties, on the basis of full-cost accounting:
Proved properties	$3,398,146	$2,817,062
Unevaluated properties	44,535	243,599
Other property and equipment	13,454	11,113
Less accumulated depreciation, depletion, amortization and impairment	(1,333,019)	(976,880)

Net property and equipment	$2,123,116	$2,094,894